Discontinued operations (Tables)	12 Months Ended
Mar. 28, 2020
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table presents the net income from discontinued operations for the year ended March 28, 2020, March 30, 2019, and March 31, 2018:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
	(In thousands, except per share amounts)
Net sales	$—	$—	$110,789
Cost of sales	—	—	72,615

Gross profit	—	—	38,174
Selling, general and administrative expenses	552	381	30,902
Restructuring charges	—	—	—
Depreciation and amortization	—	—	1,674

Total operating expenses	552	381	32,576

Operating (loss) income	(552)	(381)	5,598
Interest and other financial costs	—	—	3,683
Debt extinguishment charges	—	—	3,415

(Loss) income before taxes	(552)	(381)	(1,500)
Income tax expense (benefit)	—	—	92

(Loss) income from discontinued operations, net of taxes	(552)	(381)	(1,592)
Gain on disposal, net of taxes	—	—	37,682

Net (loss) income from discontinued operations	$(552)	$(381)	$36,090

Weighted average common shares outstanding:
Basic	17,968	17,961	17,961
Diluted	17,968	17,961	18,393
Net (loss) income from discontinued operations per common share:
Basic	$(0.03)	$(0.02)	$2.01
Diluted	$(0.03)	$(0.02)	$1.96

Schedule of Reconciliation of Gain on Sale of Subsidiary
The table below presents the reconciliation of the gain on the sale of Mayors:

October 23, 2017
Cash proceeds on disposal	$134,982
Legal and professional fees incurred as a result of the Aurum Transaction	(3,759)
Cash	3,083
Accounts receivable	15,705
Inventory	89,101
Prepaid expenses	1,110
Property and equipment	11,176
Intangible assets	343
Other assets	244
Deferred income tax asset	6,705
Accounts payable	(27,207)
Accrued expenses	(3,552)
Long-term debt	(333)
Other long-term liabilities	(2,834)

Total identifiable net assets	93,541

Gain on disposal, net of taxes of nil	$37,682